Dealer Finance Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Text Block [Abstract]
Dealer Finance Receivables
(4)	Dealer Finance Receivables—GO

The following is a summary of the activity in Dealer Finance Receivables:

	Three Months Ended March 31,
	2013	2012
	($ in thousands)
Balance Beginning of Period	$40,956	$24
Advances During the Period	38,960	5,502
Revenue Recognized, Net	2,037	125
Payments to Reduce Amount Advanced	(7,200)	(178)

Balance, End of Period	$74,753	$5,473

At March 31, 2013 and December 31, 2012 we have not recorded impairment on any pools.

Accretable yield represents the amount of revenue the Company expects over the remaining life of existing portfolios.

Changes in accretable yield were as follows:

	Three Months Ended March 31,
	2013	2012
	($ in thousands)
Balance Beginning of Period	$8,887	$—
Accretion (Revenue Recognized)	(2,037)	(125)
Additions	9,999	1,792
Reclassification from (to) Nonaccretable Yield	—	—

Balance, End of Period	$16,849	$1,667

Non-accretable yield represents the difference between the total contractual net cash flows of Dealer Finance Receivables and the expected cash flows. This difference is neither accreted into income nor recorded on our balance sheet since it represents the portion of cash flows not expected to be received. Contractual net cash flows are comprised of the underlying contractual cash flows from consumer loans aggregated with the total accretable yield to be earned on Dealer Finance receivables over the life of the Dealer Pool. Although we are required to present contractual cash flows, we do not believe that contractual net cash flows on the underlying consumer loans are relevant in assessing our potential future cash flows because we are not entitled to the contractual cash flows and do not expect to receive 100% of contractual cash. Expected net cash flows represent the loss adjusted contractual cash flows, including earnings thereon. Components of non-accretable yield are as follows:

As of March 31, 2013
($ in thousands)
Contractual Net Cash Flows (1)	$103,306
Expected Net Cash Flows	(91,602)

Non-accretable Yield	$11,704

(1)	Contractual net cash flows represents total cash payments due across all dealer servicing agreements for repayment of dealer advances and contract servicing.

(5) Dealer Finance Receivables

The following is a summary of the activity in dealer finance receivables for the periods presented:

	Years Ended December 31,
	2012	2011
	($ in thousands)
Balance Beginning of Period	$24	$—
Advances during the period	45,438	24
Revenue Recognized, Net	2,168	—
Payments to reduce amount advanced	(6,674)	—

Balance end of period	$40,956	$24

Accretable yield represents the amount of revenue expected over the remaining life of existing pools, but is not part of the carrying value of these receivables at period end. Changes in accretable yield were as follows:

	Years Ended December 31,
	2012	2011
	($ in thousands)
Balance Beginning of Period	$—	$—
Accretion (Revenue Recognized)	(2,168)	—
Additions	11,055	—
Reclassification From (to) Non-accretable Difference	—	—

Balance End of Period	$8,887	$—

Non-accretable yield represents the difference between the total contractual net cash flows of dealer finance receivables and the expected cash flows. This difference is neither accreted into income nor recorded on our balance sheets since it represents the portion of cash flows not expected to be received. Contractual net cash flows are comprised of the underlying contractual cash flows from consumer loans aggregated with the total accretable yield to be earned on dealer finance receivables over the life of the dealer pool. Expected net cash flows represent the loss adjusted contractual cash flows, including earnings thereon. Components of non-accretable yield are as follows:

As of December 31, 2012
($ in thousands)
Contractual Net Cash Flows	$56,287
Expected Net Cash Flows	(49,843)

Non-accretable Yield	$6,444

Credit Quality Indicators—GO Financial

We monitor dealer portfolio performance and the credit grade mix of dealer originations. We use the same proprietary credit grading system for GO Financial that we employ for DriveTime originations, which segments dealer customers into eight credit grades. Dealers have access to an internet portal to utilize our credit scoring system and to price each customer finance arrangement.

Our internal scoring models include the use of alternative data sources along with traditional credit bureau data which allow us the ability to separate the credit risk levels of the subprime auto segment into different categories. Our centralized proprietary credit scoring models are currently used to classify customers into various risk grades that are linked to financing parameters. The scoring models are periodically updated to account for changes in loan performance, data sources, geographic presence, economic cycles, and business processes.

Prior to each sale, we require dealer customers to complete a credit application and provide various other documentation for underwriting such as proof of income, residence, and employment. Upon entering the customer information into our origination system, our proprietary credit scoring system determines the customer’s credit grade, which is used by the dealership to help select vehicles that fit the required deal terms and the customer’s needs. The customer’s credit grade and type of vehicle determine the term, maximum installment payment, and minimum down payment amounts. The annual percentage rate (APR) charged is a function of the customer’s credit grade, down payment, and model year of the vehicle. Our centralized risk management and pricing departments set these terms. The static-pool tracking of portfolio loss performance is also monitored by credit grade. Our scoring model is comprised of eight credit grades ranging from A+ to D-, with A+ being the lowest risk credit grade and a D- being the highest risk credit grade. Generally, the lower the risk grade, the lower the unit loss rate.

Concentration of Credit Risk

The following is a summary of GO Financial’s portfolio by our internally assigned credit risk ratings as of December 31, 2012:

Grade	Average FICO Score(1)	Total Contracts Outstanding	Percentage of Portfolio Contracts	Total Portfolio Principal	Percentage of Portfolio Principal	Average Advance Rate
				($ in thousands)
A+	557	319	6.7%	$3,399	6.9%	79.2%
A	541	706	14.8%	7,744	15.7%	77.5%
B	531	1,617	33.8%	17,092	34.7%	75.5%
C	521	1,598	33.4%	16,185	32.8%	72.5%
C-	508	366	7.7%	3,342	6.8%	70.8%
D	497	171	3.6%	1,508	3.1%	67.6%

		4,777	100.0%	$49,270	100.0%	74.4%

(1)

Average FICO score is provided as an external metric of credit quality, but is generally not utilized to determine internal credit grade. Our internal scoring model is the primary driver of our internal credit grade. Average FICO presented excludes originations with no FICO.